Consolidated Statements of (Deficit) Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Warner Music Group Corp. (Deficit) Equity	Noncontrolling Interest
Beginning balance at Sep. 30, 2016	$ 210	$ 0	$ 1,128	$ (715)	$ (218)	$ 195	$ 15
Beginning balance, shares at Sep. 30, 2016		1,055
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	149			143		143	6
Other comprehensive income, net of tax	37				37	37
Dividends	(84)			(84)		(84)
Disposal of noncontrolling interest related to divestiture	(3)						(3)
Distribution to noncontrolling interest holders	(5)						(5)
Other	4			2		2	2
Ending balance at Sep. 30, 2017	308	$ 0	1,128	(654)	(181)	293	15
Ending balance, shares at Sep. 30, 2017		1,055
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	312			307		307	5
Other comprehensive income, net of tax	(9)				(9)	(9)
Dividends	(925)			(925)		(925)
Distribution to noncontrolling interest holders	(6)						(6)
Other, Shares		(3)
Ending balance at Sep. 30, 2018	$ (320)	$ 0	1,128	(1,272)	(190)	(334)	14
Ending balance, shares at Sep. 30, 2018	1,052	1,052
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of ASC 842 and 606 adoption	$ 150			139		139	11
Net income	86			86		86
Other comprehensive income, net of tax	(22)				(22)	(22)
Dividends	(31)			(31)		(31)
Distribution to noncontrolling interest holders	(2)						(2)
Other, Shares		8
Ending balance at Dec. 31, 2018	(139)	$ 0	1,128	(1,078)	(212)	(162)	23
Ending balance, shares at Dec. 31, 2018		1,060
Beginning balance at Sep. 30, 2018	$ (320)	$ 0	1,128	(1,272)	(190)	(334)	14
Beginning balance, shares at Sep. 30, 2018	1,052	1,052
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of ASC 842 and 606 adoption	$ 150			139		139	11
Net income	258			256		256	2
Other comprehensive income, net of tax	(50)				(50)	(50)
Dividends	(300)			(300)		(300)
Distribution to noncontrolling interest holders	(3)						(3)
Other	(4)						(4)
Other, Shares		8
Ending balance at Sep. 30, 2019	$ (269)	$ 0	1,128	(1,177)	(240)	(289)	20
Ending balance, shares at Sep. 30, 2019	1,060	1,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of ASC 842 and 606 adoption	$ 7			7		7
Net income	122			120		120	2
Other comprehensive income, net of tax	10				10	10
Dividends	(38)			(38)		(38)
Distribution to noncontrolling interest holders	(1)						(1)
Other, Shares		9
Ending balance at Dec. 31, 2019	$ (169)	$ 0	$ 1,128	$ (1,088)	$ (230)	$ (190)	$ 21
Ending balance, shares at Dec. 31, 2019	1,069	1,069